Capital	6 Months Ended
Jun. 30, 2025
Text block [abstract]
Capital

Note 15: Capital

Share repurchases – Normal Course Issuer Bid (“NCIB”)

The Company buys back shares (and subsequently cancels them) from time to time as part of its capital strategy. Share repurchases are typically executed under a NCIB. On November 1, 2023, the Company announced that it planned to repurchase up to $1.0 billion of its common shares under a renewed NCIB, which was completed in May 2024.

There were no share repurchases in the six months ended June 30, 2025. Details of share repurchases in the three and six months ended June 30, 2024 are as follows:

	Three months ended June 30,	Six months ended June 30,
	2024	2024
Share repurchases (millions of U.S. dollars)	287	639
Shares repurchased (number in millions)	1.8	4.1
Share repurchases - average price per share	$161.32	$156.92

Dividends

Dividends on common shares are declared in U.S. dollars. In the consolidated statement of cash flow, dividends paid on common shares are shown net of amounts reinvested in the Company under its dividend reinvestment plan.

Details of dividends declared per common share and dividends paid on common shares are as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars, except per share amounts)	2025	2024	2025	2024
Dividends declared per common share	$0.595	$0.54	$1.19	$1.08

Dividends declared	269	243	536	487
Dividends reinvested	(9)	(8)	(17)	(15)
Dividends paid	260	235	519	472